Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB CAP FUND, INC.
Entity Central Index Key	0000081443
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000202617
Shareholder Report [Line Items]
Fund Name	AB All China Equity Portfolio
Class Name	Class A
Trading Symbol	ACEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB All China Equity Portfolio (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACEAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ACEAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.50%
AssetsNet	$ 47,251,160
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 116,609
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$47,251,160 # of Portfolio Holdings52 Portfolio Turnover Rate61% Total Advisory Fees Paid (Net)$116,609
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Financials	24.0%
Consumer Discretionary	21.6%
Communication Services	17.4%
Information Technology	12.0%
Industrials	8.6%
Health Care	8.2%
Materials	4.1%
Consumer Staples	2.5%
Short-Term Investments	1.7%
Other Assets less Liabilities	-0.1%

Country Breakdown (% of Net Assets)

Value	Value
China	98.4%
Short-Term Investments	1.7%
Other Assets less Liabilities	-0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Tencent Holdings Ltd. - Class H	$4,731,351	10.0%
Alibaba Group Holding Ltd. - Class H	$3,974,628	8.4%
Xiaomi Corp. - Class H	$2,564,505	5.4%
Qifu Technology, Inc. (ADR)	$2,103,087	4.5%
PICC Property & Casualty Co., Ltd. - Class H	$1,687,302	3.6%
BYD Co., Ltd. - Class H	$1,605,246	3.4%
NetEase, Inc. - Class H	$1,530,484	3.2%
Victory Giant Technology Huizhou Co., Ltd. - Class A	$1,354,996	2.9%
China Merchants Bank Co., Ltd. - Class H	$1,342,279	2.8%
Zhejiang Huayou Cobalt Co., Ltd. - Class A	$1,295,691	2.8%
Total	$22,189,569	47.0%

Material Fund Change [Text Block]
C000202616
Shareholder Report [Line Items]
Fund Name	AB All China Equity Portfolio
Class Name	Advisor Class
Trading Symbol	ACEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB All China Equity Portfolio (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACEYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ACEYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$65	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
AssetsNet	$ 47,251,160
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 116,609
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$47,251,160 # of Portfolio Holdings52 Portfolio Turnover Rate61% Total Advisory Fees Paid (Net)$116,609
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Financials	24.0%
Consumer Discretionary	21.6%
Communication Services	17.4%
Information Technology	12.0%
Industrials	8.6%
Health Care	8.2%
Materials	4.1%
Consumer Staples	2.5%
Short-Term Investments	1.7%
Other Assets less Liabilities	-0.1%

Country Breakdown (% of Net Assets)

Value	Value
China	98.4%
Short-Term Investments	1.7%
Other Assets less Liabilities	-0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Tencent Holdings Ltd. - Class H	$4,731,351	10.0%
Alibaba Group Holding Ltd. - Class H	$3,974,628	8.4%
Xiaomi Corp. - Class H	$2,564,505	5.4%
Qifu Technology, Inc. (ADR)	$2,103,087	4.5%
PICC Property & Casualty Co., Ltd. - Class H	$1,687,302	3.6%
BYD Co., Ltd. - Class H	$1,605,246	3.4%
NetEase, Inc. - Class H	$1,530,484	3.2%
Victory Giant Technology Huizhou Co., Ltd. - Class A	$1,354,996	2.9%
China Merchants Bank Co., Ltd. - Class H	$1,342,279	2.8%
Zhejiang Huayou Cobalt Co., Ltd. - Class A	$1,295,691	2.8%
Total	$22,189,569	47.0%

Material Fund Change [Text Block]